Tenant Concentration	12 Months Ended
Dec. 31, 2014
Tenant Concentration
Tenant Concentration

17. Tenant Concentration

For the years ended December 31, 2014, 2013 and 2012, the Partnership had the following tenant revenue concentrations:

	Year Ended December 31,
Tenant	2014*	2013*	2012
T-Mobile	19.5%	18.5%	13.1%
Verizon	15.6%	14.1%	11.9%
Sprint	12.9%	11.9%	12.2%
AT&T Mobility	11.9%	11.0%	10.3%
Crown Castle	11.2%	10.6%	12.3%

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.

Most tenants are subsidiaries of these tenants but have been aggregated for purposes of showing revenue concentration. Financial information for these tenants can be found at www.sec.gov.

The loss of any one of our large customers as a result of consolidation, merger, bankruptcy, insolvency, network sharing, roaming, joint development, resale agreements by our customers or otherwise may result in (1) a material decrease in our revenue, (2) uncollectible account receivables, (3) an impairment of our deferred site rental receivables, wireless infrastructure assets, site rental contracts or customer relationships intangible assets, or (4) other adverse effects to our business.